Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Operating activities:
Net loss for the period	$ (26,560)	$ (16,709)
Items not affecting cash:
Accretion	30	85
Amortization and depreciation	6,685	3,769
Asset impairment	2,460	167
Deferred income taxes	(926)	(336)
Foreign exchange	(146)	(519)
Gain on investment	(43)	(43)
Share-based payments	1,943	3,083
Items not affecting cash	(16,557)	(10,503)
Amounts receivable	(561)	163
Inventory	(185)	(501)
Unbilled revenue	21	91
Prepaid expenses	90	(772)
Accounts payable and accrued liabilities	(1,665)	1,462
Sales and income taxes payable and receivable	(896)	152
Deferred revenue	(80)	(13)
Net cash used in operating activities	(19,833)	(9,921)
Investing activities:
Purchase of equipment	(1,495)	(1,066)
Security depost on leases	40	(259)
Acquisition of BioStrand		(3,692)
Purchase of customer list		(191)
Deferred acquisition payment	(592)	0
Sale of QVQ Holdings BV shares	80	0
Net cash used in investing activities	(1,967)	(5,208)
Financing activities:
Proceeds on share issuance, net of transaction costs	716	3,850
Share issue cost pursuant to the acquisition of BioStrand		(5)
Repayment of leases	(1,337)	(962)
Net cash provided by financing activities	(621)	2,883
Decrease in cash during the period	(22,421)	(12,246)
Foreign exchange	740	455
Cash – beginning of the year	30,047	41,838
Cash – end of the year	8,366	30,047
Cash is comprised of:
Cash	8,280	29,965
Restricted cash	86	82
Cash paid for interest	263	38
Cash paid for income tax	$ 591	$ 1,185